Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Cash flows from operating activities:
Net loss	$ (88,802,558)	$ (84,424,529)
Adjustments:
Depreciation of property, plant and equipment	1,068,550	2,723,751
Non-cash lease expense	505,940	710,984
Amortization of intangible assets	1,659,323	3,356,728
Impairment loss on goodwill	19,542,436	3,288,847
Share-based payment	3,503,582	7,816,845
Impairment loss on inventories	5,498,347	3,772,066
Expected credit losses	1,358,133	1,675,390
Non-employee compensation related to warrants		178,917
Loss on issuance of derivatives	3,156,569
Net finance expense	3,822,585	2,136,855
Unrealized foreign exchange loss	(6,434,510)	(117,297)
Change in revaluation of marketable securities		107,203
Interest received	1,445	8,649
Interest paid	(369,468)	(970,900)
Loss on settlement of liability	120,021
Revaluation of derivatives	(14,709,805)	(7,035,118)
Impairment loss on property, plant and equipment		14,765,582
Impairment loss on assets held for sale	15,346,119
Impairment loss on right-of-use assets	424,454
Impairment loss on intangibles	17,979,060	1,527,000
Common shares issued in exchange of services rendered by non-employees	156,975
Payment of lease liabilities	(323,246)	(703,686)
Net loss on sale of property, plant and equipment	172,945	(6,469)
Changes in operating assets and liabilities	7,757,734	(3,163,414)
Income taxes paid	(360)
Net cash used in operating activities	(28,565,729)	(54,346,127)
Cash flows from investing activities:
Proceeds on sale of assets	170,000
Net proceeds from the sale of Cannabis assets	3,121,778
Acquisition of property, plant and equipment	(931,107)	(1,938,870)
Acquisition of intangible assets		(432,714)
Sales of Acasti shares		44,360
Net cash provided by (used in) investing activities	2,360,671	(2,327,224)
Cash flows from financing activities:
Increase in loans and borrowings, net of financing fees	10,366,767
Withholding taxes paid pursuant to the settlement of non-treasury RSUs	(574,153)	(1,411,515)
Warrants issuance costs	(1,500,950)	(636,847)
Proceeds from exercise of options and pre-funded warrants	65	650
Net cash provided by financing activities	19,291,733	5,952,288
Foreign exchange gain (loss) on cash and cash equivalents	180,241	(389,485)
Net decrease in cash and cash equivalents	(6,733,084)	(51,110,548)
Cash and cash equivalents, beginning of period	8,726,341	59,836,889
Cash and cash equivalents as at March 31, 2023 and 2022	1,993,257	8,726,341
Cash and cash equivalents is comprised of:
Cash	1,993,257	8,726,341
Direct Offering
Cash flows from financing activities:
Proceeds from the issuance of shares and warrants	5,000,002	$ 8,000,000
Registered Direct Offering Priced At-the-market and Concurrent Private Placement
Cash flows from financing activities:
Proceeds from the issuance of shares and warrants	$ 6,000,002